Bank Indebtedness	12 Months Ended
Dec. 31, 2020
Bank Indebtedness
Bank Indebtedness

As at December 31, 2020, the Company has bank indebtedness of $9,636 (2019 – $14,989) in the form of operating lines of credit which have an interest rate of 1.8% plus refinancing rate and mature on December 31, 2021. On November 16, 2020, the maturity of the operating lines of credit was extended from January 31, 2021 to December 31, 2021. All other terms of the operating lines of credit remain unchanged.

As at December 31, 2020, the interest rate on the lines of credit is 2.75%. The lines of credit have no specific terms of repayment and the Company renews them every year.